Leases (Textuals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 235,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]	nclc:AccruedLiabilitiesAndOtherLiabilitiesCurrent us-gaap:OtherLiabilitiesNoncurrent
Operating lease liability	$ 246,369
Reclassification operating right of use assets		8,800
Undiscounted minimum annual guarantees	$ 1,100,000
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Renewal term	5 years
ASU 2016-02 | Adjustments
Lessee, Lease, Description [Line Items]
Operating lease liability		$ 243,800